Derivatives and Hedging Activities	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities	Derivatives and Hedging Activities Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.
Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 17 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.
Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2022			December 31, 2021
	Notional	Gross Fair Value		Notional	Gross Fair Value
		Assets (1)	Liabilities (2)		Assets (1)	Liabilities (2)
	(in millions)
Derivatives not designated as hedging instruments
Interest rate contracts	$101,302	$267	$355	$79,459	$1,252	$468
Equity contracts	67,416	2,693	2,366	59,763	4,238	3,711
Credit contracts	1,802	13	—	1,717	9	—
Foreign exchange contracts	2,870	34	10	2,239	18	1
Total non-designated hedges	173,390	3,007	2,731	143,178	5,517	4,180

Embedded derivatives
IUL	N/A	—	739	N/A	—	905
Fixed deferred indexed annuities and deposit receivables	N/A	48	47	N/A	59	61
Structured variable annuity (3)	N/A	—	(137)	N/A	—	406
Total embedded derivatives	N/A	48	649	N/A	59	1,372
Total derivatives	$173,390	$3,055	$3,380	$143,178	$5,576	$5,552
N/A  Not applicable.
(1) The fair value of freestanding derivative assets is included in Other assets and the fair value of ceded derivative assets related to deposit receivables is included in Receivables.
(2) The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL, fixed deferred indexed annuity and structured variable annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims.
(3) The fair value of the structured variable annuity embedded derivatives as of December 31, 2022 included $194 million of individual contracts in a liability position and $331 million of individual contracts in an asset position. The fair value of the structured variable annuity embedded derivatives as of December 31, 2021 included $409 million of individual contracts in a liability position and $3 million of individual contracts in an asset position.
See Note 14 for additional information regarding the Company’s fair value measurement of derivative instruments.
As of December 31, 2022 and 2021, investment securities with a fair value of $14 million and $123 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $5 million and $123 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2022 and 2021, the Company had sold, pledged, or rehypothecated none of these securities. In addition, as of both December 31, 2022 and 2021, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.
The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

	Net Investment Income	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
	(in millions)
Year Ended December 31, 2022
Interest rate contracts	$—	$(26)	$—	$(2,874)
Equity contracts	—	(164)	(126)	899
Credit contracts	—	—	—	279
Foreign exchange contracts	—	—	—	105
IUL embedded derivatives	—	—	217	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	—	4	—
Structured variable annuity embedded derivatives	—	633	—	—
Total gain (loss)	$—	$443	$95	$(1,591)

Year Ended December 31, 2021
Interest rate contracts	$—	$—	$—	$(886)
Equity contracts	1	34	91	(851)
Credit contracts	—	—	—	43
Foreign exchange contracts	—	—	—	5
IUL embedded derivatives	—	—	30	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	—	(8)	—
Structured variable annuity embedded derivatives	—	(393)	—	—
Total gain (loss)	$1	$(359)	$113	$(1,689)

Year Ended December 31, 2020
Interest rate contracts	$—	$1,633	$—	$—
Equity contracts	—	(744)	55	—
Credit contracts	—	(106)	—	—
Foreign exchange contracts	—	(8)	—	—
GMWB and GMAB embedded derivatives (1)	—	(1,553)	—	—
IUL embedded derivatives	—	—	7	—
Fixed deferred indexed annuities embedded derivatives	—	—	(4)	—
Structured variable annuity embedded derivatives	—	(91)	—	—
Total gain (loss)	$—	$(869)	$58	$—
(1) GMWB and GMAB were accounted for as embedded derivatives prior to the adoption of ASU 2018-12. Upon adoption of ASU 2018-12, GMWB and GMAB are accounted for as market risk benefits.
The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.
The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2022:

	Premiums Payable	Premiums Receivable
	(in millions)
2023	$50	$43
2024	132	23
2025	121	21
2026	251	88
2027	19	—
2028-2029	59	—
Total	$632	$175
Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.
Structured variable annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to structured variable annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity component of structured variable annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts.
Cash Flow Hedges
During the years ended December 31, 2022, 2021 and 2020, the Company held no derivatives that were designated as cash flow hedges. During the years ended December 31, 2022, 2021 and 2020, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy.
Credit Risk
Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 17 for additional information on the Company’s credit exposure related to derivative assets.
Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2022 and 2021, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $234 million and $383 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2022 and 2021 was $232 million and $383 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of both December 31, 2022 and 2021 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $2 million and nil as of December 31, 2022 and 2021, respectively.